Business Segment Data (Annual and Quarter) (Detail) - Company`s continuing operations in its three business segments (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,926,000	$ 7,117,000	$ 18,398,000	$ 17,124,000	$ 23,849,000	$ 24,307,000
Operating Loss	(1,056,000)	(1,503,000)	(3,736,000)	(4,066,000)	(4,961,000)	(5,526,000)
Interest expense, net	(120,000)	(416,000)	(307,000)	(1,140,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment			60,000		8,796,000
Change in warrant liabilities	1,379,000		3,276,000		(3,655,000)
Loss from continuing operations before income taxes	203,000	(1,919,000)	(707,000)	(5,206,000)	(1,202,000)	(7,117,000)
Income tax benefit	(7,000)	(7,000)	(21,000)	(21,000)	8,000	19,000
Net loss from continuing operations	196,000	(1,926,000)	(728,000)	(5,227,000)	(1,194,000)	(7,098,000)
Digital Display Sales [Member]
Revenues					15,990,000	15,515,000
Operating Loss					(3,003,000)	(2,529,000)
Digital Display Lease and Maintenance [Member]
Revenues					7,767,000	8,561,000
Operating Loss					215,000	83,000
Real Estate Rentals [Member]
Revenues					92,000	231,000
Operating Loss					(39,000)	165,000
General Corporate [Member]
Operating Loss					$ (2,134,000)	$ (3,245,000)